Land use right, net	12 Months Ended
Sep. 30, 2021
Land use right, net
Land use right, net

Note 9 – Land use right, net

Land use right, net consisted of the following:

	September 30,	September 30,
	2021	2020

Land use right	$610,182	$579,390
Less: accumulated amortization	(35,595)	(22,211)
Land use right, net	$574,587	$557,179

Amortization expense was $12,109, $11,251, and $ $10,512 for the fiscal years ended September 30, 2021, 2020, and 2019, respectively.

Estimated future amortization expense is as follows:

Amortization
12 months ending September 30,	expense
2022	$12,109
2023	12,109
2024	12,109
2025	12,109
2026	12,109
Thereafter	514,042
Total	$574,587